Unit-Based Compensation - Additional Information Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Non-cash unit-based compensation expense	$ 17	$ 14	$ 16
Phantom Share Units (PSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value of phantom units vested in period	30	22	$ 20
Unrecognized compensation expense from nonvested phantom units	33
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Aggregate Intrinsic Value, Nonvested	$ 96	$ 79
Weighted average period over which compensation expense for nonvested phantom units will be recognized	4 years
Phantom Share Units (PSUs) [Member] | Share-based Payment Arrangement, Tranche One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage of phantom unit awards	60.00%
Vesting period for phantom unit awards	3 years
Phantom Share Units (PSUs) [Member] | Share-based Payment Arrangement, Tranche Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage of phantom unit awards	40.00%
Vesting period for phantom unit awards	5 years